INCOME TAXES (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2010	Sep. 30, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Tax discounting of claim reserves	$ 30,541,000		$ 26,781,000	$ 30,541,000
Unearned premium offset	16,723,000		19,575,000	16,723,000
Deferred compensation	5,496,000		8,746,000	5,496,000
Stock option expense	3,577,000		3,954,000	3,577,000
NOL carryforward			5,486,000
Other	264,000		298,000	264,000
Deferred tax assets before allowance	56,601,000		64,840,000	56,601,000
Total deferred tax assets	56,601,000		64,840,000	56,601,000
Deferred tax liabilities:
Net unrealized appreciation of securities	51,544,000		63,274,000	51,544,000
Deferred policy acquisition costs	26,052,000		32,354,000	26,052,000
Book/tax depreciation	1,359,000		2,122,000	1,359,000
Intangible assets from CBIC acquisition			4,869,000
Undistributed earnings of unconsolidated investee	11,380,000		13,016,000	11,380,000
Other	196,000		1,190,000	196,000
Total deferred tax liabilities	90,531,000		116,825,000	90,531,000
Net deferred tax liability	(33,930,000)		(51,985,000)	(33,930,000)
U.S. federal tax rate (as a percent)			35.00%	35.00%	35.00%
Reconciliation of income tax expense attributable to income from operations with amounts computed by applying the U.S. federal tax rate to pretax income from continuing operations
Provision for income taxes at the statutory federal tax rates			66,405,000	62,471,000	46,353,000
Increase (reduction) in taxes resulting from:
Dividends received deduction			(1,980,000)	(1,628,000)	(1,449,000)
ESOP dividends paid deduction			(3,367,000)	(4,358,000)	(563,000)
Tax-exempt interest income			(2,412,000)	(3,221,000)	(5,171,000)
Other items, net			492,000	(2,206,000)	(578,000)
Total			59,138,000	51,058,000	38,592,000
Effective tax rates (as a percent)			31.20%	28.60%	29.10%
Tax benefit recognized from special dividend paid to ESOP			2,700,000	3,600,000
Effective rate reduction due to special dividend paid to ESOP (as a percent)			1.40%	2.00%
Capital gains rate (as a percent)			35.00%
Non-recurring dividend received	7,900,000	4,000,000		7,920,000
Recognized tax benefit from non-recurring dividend received	2,200,000
Rate applicable to affiliated dividends (as a percent)	7.00%
Effective rate reduction due to non-recurring dividend received (as a percent)				1.00%
Expected effective tax rate when deferred items reverse in future years (as a percent)			35.00%
Federal and state income taxes paid			$ 50,500,000	$ 52,000,000	$ 30,800,000